Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Redemption Charges Paid to MS&Co.
The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010, were as follows:

	2012	2011	2010
	$	$	$
Spectrum Currency	–	–	1,653
Spectrum Global Balanced	–	–	767
Spectrum Select	–	–	25,528
Spectrum Strategic	–	–	8,019
Spectrum Technical	–	–	9,992